COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due
A summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter are as follows:

As at December 31, 2025 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	48	47	33	1	1	17

Summary of Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2025 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	3,300	—
Letters of credit[2]	191	—	—	—	—	—
Guarantees[3]	540	—	—	—	—	—
1 On June 1, 2025, the maturity date for the Operating Credit Facilities was extended to June 1, 2030.
[2] Letters of credit consist of $166 million letters of credit related to retirement compensation arrangements, an $18 million letter of credit provided to the IESO for prudential support, and $7 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One Inc. on behalf of its subsidiaries, as well as $60 million of guarantees provided by Hydro One to ONroute relating to OCN LP (OCN Guarantee) and $5 million relating to Aux Energy Inc.